Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables as of December 31, 2021 and 2020, are summarized as follows:

	2021	2020
Maritime
Sludge ships	$105,373	$-
Shipyard	59,942	40,979
Tugboats	13,883	13,981
Parcel tankers	10,071	14,485
Offshore vessels	68,486	29,864
Bulk carrier	-	98

Ports and terminals
Shipping agencies	7,839	331
Port services	889	7,152
Commercial leases	66	106

Logistics, warehousing and other businesses
Warehousing	35,560	27,145
Repair of containers	20,705	16,204
Automotive services	1,277	1,021
Other businesses	1,267	-
Total trade receivables	325,358	151,366
Contract assets	96,023	56,215
Allowance for doubtful accounts	(20,294)	(21,218)
	$401,087	$186,363

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The activity in the allowance for doubtful accounts is presented below:

	2021	2020
Balance as of January 1	$21,218	$14,385
Impairment loss for the period	199	20,140
Receivables written off during the year	(1,123)	-
Allowance cancelation recognized during the year	-	(13,307)
Balance as of December 31	$20,294	$21,218

Note 26 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. In 2021 and 2020 the impairment loss was calculated applying the expected credit loss model in accordance with IFRS 9.